LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 70,856,496	R$ 57,456,375
Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	56,657,248	42,834,771
Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing	24,486
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	37,232,554	27,375,673
Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	19,400,208
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	14,199,248	14,621,604
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,254,222	1,517,649
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	522,367	441,233
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	47,177	77,333
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,068,959	718,017
Domestic (Brazil) | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing		156,904
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,025,527
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,275,045
Domestic (Brazil) | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing	273,578
Domestic (Brazil) | Export credits ("Pre-payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,313,661
Domestic (Brazil) | Export credits ("Pre-payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,313,661	1,312,586
Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing	5,415,061
Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing		475,905
Domestic (Brazil) | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,651
Domestic (Brazil) | Others Revolving Cost Working Capital And Industrial Development Fund | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,651	R$ 4,559
Later than two years and not later than three years
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,515,671
Later than two years and not later than three years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,589,376
Later than two years and not later than three years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing	13,356
Later than two years and not later than three years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,576,020
Later than two years and not later than three years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,926,295
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	269,029
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	18,866
Later than two years and not later than three years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	24,558
Later than two years and not later than three years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	97,511
Later than two years and not later than three years | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,512,680
Later than two years and not later than three years | Domestic (Brazil) | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,651
Later than three years and not later than four years
LOANS, FINANCING AND DEBENTURES
Loans and financing	11,500,856
Later than three years and not later than four years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	9,561,063
Later than three years and not later than four years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing	11,130
Later than three years and not later than four years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	9,549,933
Later than three years and not later than four years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,939,793
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	268,272
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	18,866
Later than three years and not later than four years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	18,606
Later than three years and not later than four years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	121,202
Later than three years and not later than four years | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,512,847
Later than four years and not later than five years
LOANS, FINANCING AND DEBENTURES
Loans and financing	8,068,734
Later than four years and not later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	6,378,852
Later than four years and not later than five years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,823,773
Later than four years and not later than five years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	4,555,079
Later than four years and not later than five years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,689,882
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	240,281
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	18,866
Later than four years and not later than five years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	4,013
Later than four years and not later than five years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	113,061
Later than four years and not later than five years | Domestic (Brazil) | Export credits ("Pre-payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,313,661
Later than five years and not later than six years
LOANS, FINANCING AND DEBENTURES
Loans and financing	8,660,387
Later than five years and not later than six years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	4,992,511
Later than five years and not later than six years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,741,909
Later than five years and not later than six years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,250,602
Later than five years and not later than six years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,667,876
Later than five years and not later than six years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	292,870
Later than five years and not later than six years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	17,618
Later than five years and not later than six years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	238,538
Later than five years and not later than six years | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Loans and financing	640,800
Later than five years and not later than six years | Domestic (Brazil) | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing	137,500
Later than five years and not later than six years | Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing	2,340,550
Later than six years and not later than seven years
LOANS, FINANCING AND DEBENTURES
Loans and financing	6,664,510
Later than six years and not later than seven years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,176,216
Later than six years and not later than seven years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	2,707,642
Later than six years and not later than seven years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing	468,574
Later than six years and not later than seven years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	3,488,294
Later than six years and not later than seven years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	169,102
Later than six years and not later than seven years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	21,161
Later than six years and not later than seven years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	200,697
Later than six years and not later than seven years | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Loans and financing	634,245
Later than six years and not later than seven years | Domestic (Brazil) | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing	136,078
Later than six years and not later than seven years | Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing	2,327,011
Later than seven years
LOANS, FINANCING AND DEBENTURES
Loans and financing	32,446,338
Later than seven years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing	30,959,230
Later than seven years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing	30,959,230
Later than seven years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans and financing	1,487,108
Later than seven years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	14,668
Later than seven years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing	426,990
Later than seven years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing	297,950
Later than seven years | Domestic (Brazil) | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 747,500